Other Operating Income (expenses) - (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Other Operating Income (expenses)
Corrective claims - CIR				€ 2,863
Proceeds - Disposals of fixed assets	€ 0	€ 9
Reversal of restructuring expenses				43
Reversal of impairment on the carry back receivable		333	$ 0.3
Total other operating income	294	2,720		2,905
Disposals of assets	(9)
Provision for risk on payroll taxes		51		90
Accrued expenses to be paid to the tax authorities	0	1,584
Late payment interest on CIR 2013-2015	123
Impairment of tax loss carry back				(333)
Waiver claim		640
CIR provision		(137)		(1,804)
Transaction costs	121	952		2,881
Total other operating expenses	254	3,364		5,108
Other operating income (expenses)	40	(644)		€ (2,202)
Provision For French Research Tax Credit elated To Tax Audit For Years Ended 2013 2014 And 2015 [Member]
Other Operating Income (expenses)
Reversal of provisions		1,497
CIR provision	(1,100)
Decrease in accrued expenses through offset against reversal of provisions		1,600
Provision For French Research Tax Credit Related To Tax Audit For Years Ended 2017 [Member]
Other Operating Income (expenses)
Reversal of provisions		880
Waiver claim		€ 600
CIR provision	(700)
Tax litigation
Other Operating Income (expenses)
Reversal of provisions	180
AMR Penalties
Other Operating Income (expenses)
Reversal of provisions	€ 114